Schedule of operating lease liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current	$ 85,165	$ 32,672
Non-current	332,578	417,744
Net present value	417,743	$ 450,416
Lease payments	479,104
Finance charges	(61,361)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Net present value	85,165
Lease payments	114,211
Finance charges	(29,056)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Net present value	128,669
Lease payments	149,251
Finance charges	(20,582)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Net present value	141,174
Lease payments	151,716
Finance charges	(10,542)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Net present value	62,735
Lease payments	63,916
Finance charges	(1,181)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Net present value
Lease payments
Finance charges